Acquisition (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Assets Acquired and Liabilities Assumed in Acquisition

Below is a summary of the assets acquired and liabilities assumed stated at fair market value on the date of acquisition:

June 25, 2021
Assets Acquired:
Cash	$46
Accounts Receivable	34,591
Prepaid Expenses and other current assets	858
Property and Equipment, net	711
Intellectual Property	2,365,000
Customer Relationships	66,000
Tradename	473,000
Goodwill	7,956,824

Total Assets Acquired	10,897,030

Liabilities Assumed

Accounts payable	766,343
Accrued Expenses	1,379,922
Notes Payable	298,419

Total Liabilities Assumed	2,444,684

Net Assets Acquired	$8,452,346

Summary of Statement of Operations Acquisition

The following is an unaudited summary Statement of Operations as if the acquisition of the Group had taken place on July 1, 2020:

Six Months ended December 31, 2020
Net Revenues (including $185,892 from former parent)	$266,446

Operating Expenses

Direct costs of revenues	—
General and Administrative expenses	794,262
Depreciation and amortization	96,800

Total Operating Expenses	891,062

Loss from Operations	$(624,616)

Other (Expense)	(62,703)

Net Loss	$(687,319)

Basic and Diluted (loss) per share	$(0.00)
Basic and Diluted weighted average common shares outstanding	234,953,286

The following is an unaudited summary Statement of Operations as if the acquisition of the Group had taken place on July 1, 2020:

Year Ended June 30, 2021

Net Revenues (including $271,524 from former Parent)	$493,621

Operating Expenses

Direct costs of revenues	7,166
General and Administrative expenses	1,343,436
Depreciation and amortization	195,055

Total Operating Expenses	1,545,657

Loss from operations	$(1,052,036)

Other (Expense)	(42,103)

Net Loss	$(1,094,139)

Basic and Diluted (loss) per share	$(0.00)
Basic and Diluted weighted average common shares outstanding	234,953,286